March 7, 2017

James E. O’Connor, Esquire

Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:  T. Rowe Price High Yield Fund, Inc. (the “Registrant”)

  on behalf of the following series:

   T. Rowe Price U.S. High Yield Fund (the “Acquiring Fund”)

  File Nos: 002-93707/811-4119

Dear Mr. O’Connor:

On behalf of the Acquiring Fund, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) under Rule 488(a) under the Securities Act of 1933. We are requesting an effective date of April 18, 2017.

The Registration Statement describes the proposed tax-free reorganization of the Henderson High Yield Opportunities Fund (“Acquired Fund”) into the Acquiring Fund as follows:

Under the reorganization, the assets and liabilities of the Acquired Fund would be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund, the shares of the Acquiring Fund would be distributed to shareholders of the Acquired Fund (as detailed in the table below), and the value of the Acquired Fund shareholder’s account immediately before and after the reorganization would be the same, subject to any changes in valuation of portfolio securities resulting from the fact that portfolio securities will be valued using the pricing policies and procedures of the Acquiring Fund, which may differ from those of the Acquired Fund.

Acquiring Fund and its Classes	Acquired Fund and its Corresponding Classes
T. Rowe Price U.S. High Yield Fund	Henderson High Yield Opportunities Fund
Investor Class	No corresponding class
Advisor Class	Class A Shares Class C Shares
I Class	Class I Shares Class R6 Shares

The Acquiring Fund is a newly created series of the Registrant and is not yet effective with the Commission, although we expect the Acquiring Fund to become effective on April 14, 2017. On February 17, 2017, we filed Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A pursuant to

Rule 485(a) of the Investment Company Act of 1940, as amended, to reflect the addition of the Acquiring Fund as a new series of the Registrant (SEC accession number 0000754915-17-000004).

We note that certain data points have not been included in this initial Registration Statement; however, once these data points have been confirmed, we will add them to the Registration Statement in a subsequent filing.

The Acquired Fund is planning to hold its shareholder meeting on or about May 15, 2017.

An effective date of April 18, 2017, as requested, is necessary in order for the Acquired Fund to have sufficient time to solicit its shareholders and obtain the required vote.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Vicki S. Horwitz at 410-577-5024.

Sincerely,

/s/Brian R. Poole

Brian R. Poole, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.